SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Lease Liabilities Reconciled to the Operating Lease) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies Schedule Of Lease Liabilities Reconciled To Operating Lease
Operating lease commitments as of December 31, 2018		¥ 1,891
Weighted average incremental borrowing rate as of January 1, 2019		4.75%
Discounted operating lease commitments as of January 1, 2019	¥ 803	¥ 1,803
Lease liabilities as of January 1, 2019	¥ 803	¥ 1,803